Share-based Compensation - Summary of Share Based Compensation Stock Options Activity Outstanding (Detail) - Share-based Payment Arrangement, Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule Of Share Based Compensation Stock Options Activity Outstanding [Line Items]
Options number, Outstanding | shares	33,824,056
Options number, Exercisable | shares	24,166,379
Options number, Expected to vest | shares	9,657,677
Weighted average exercise price, Outstanding | $ / shares	$ 0.1616
Weighted average exercise price, Exercisable | $ / shares	0.164
Weighted average exercise price, Expected to vest | $ / shares	$ 0.1556
Weighted average remaining contractual life, Outstanding	7 years 8 months 1 day
Weighted average remaining contractual life, Exercisable	7 years 6 months 7 days
Weighted average remaining contractual life, Expected to vest	8 years 10 days
Aggregate intrinsic value, Outstanding | $	$ 0
Aggregate intrinsic value, Exercisable | $	0
Aggregate intrinsic value, Expected to vest | $	$ 0